Summary of Significant Accounting Policies and Basis of Presentation (Details 3) (USD $)	Dec. 31, 2012
Intangible assets amortization expense
Year 2013	$ 1,000
Year 2014	1,000
Year 2015	1,000
Year 2016	1,000
Year 2017	1,000
Total anticipated amortization expense	$ 5,000